Income Taxes - Narrative (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Provision for income taxes	$ 52,049	$ 38,205	$ 27,162
Federal income tax rate (percent)	35.00%	35.00%	35.00%
Undistributed earnings	$ 145,700
Valuation allowance	34,642	$ 18,892
Unrecognized tax benefits, including penalties and interest	22,200	21,200	$ 58,500
Net tax benefit from unrecognized tax benefits, if recognized	9,900	7,100	14,900
Unrecognized tax benefits, income tax penalties and interest expense	800	500	$ 300
Unrecognized tax benefits, income tax penalties and interest accrued	2,200	$ 2,200
Tax Cuts and Jobs Act of 2017, Incomplete Accounting, Provisional Income Tax Expense (Benefit)	1,200
Foreign Subsidiaries
Income Taxes [Line Items]
Net operating loss carry forward	$ 159,700
Tax Holiday Through December 31, 2018 | Costa Rica
Income Taxes [Line Items]
Holiday tax rate	100.00%
Subsequent Four Years | Costa Rica
Income Taxes [Line Items]
Holiday tax rate	50.00%
Income tax holiday, term	4 years
State and Local Jurisdiction | Domestic Subsidiaries
Income Taxes [Line Items]
Net operating loss carry forward	$ 32,500